File No. 33-51891
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES 15
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on October 23, 1995) pursuant to paragraph
      (b) of Rule 485.
  E.  Title and amount of securities being registered:
      153,867 Units
  F. Proposed maximum offering price to the public of the securities being registered:
      $16,151,572.86**
  * Estimated solely for the purpose of calculating the registration fee, at $104.97 per unit.
  G. Amount of filing fee, computed at one-twenty-ninth of 1 percent of the proposed maximum aggregate offering price to the public:
      $100.00*
      THE REGISTRANT HEREBY TERMINATES ITS ELECTION MADE PURSUANT TO RULE 24f-2.
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.
  * The method of calculation is made pursuant to Rule 24e-2 under the Investment Company Act of 1940.The total amount of units redeemed or repurchased during the previous fiscal year ending 1994 is 151,105.
      There
      have been no previous filings of post-effective amendments during the current fiscal year 151,105 redeemed or repurchased units are being used to reduce the filing fee for this amendment.

                     PAINEWEBBER EQUITY TRUST, GROWTH STOCK
                                    SERIES 15
                              Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of
                                      1933
        (Form N-8B-2 Items required by Instruction 1 as to Prospectus on
                                    Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.

  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unit
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.
  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.
  VI.        Information
  concerning Insurance of
  Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.

  VIII.       Financial and
  Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.

                            PaineWebber Equity Trust
                           Growth Stock Series Fifteen
                              (Strategic Action 2)
  461,000 Units
       The investment objective of this Trust is to provide for capital appreciation through an investment in equity stocks having, in the
  Sponsor's opinion on the Date of Deposit, an above average potential for capital appreciation. The value of the Units will fluctuate with the value of the portfolio of underlying securities.
       The minimum purchase is $1,000, except that the minimum purchase in connection with an Individual Retirement Account (IRA) or other tax-deferred retirement plan is $250. Only whole Units may be purchased.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAP-PROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMIS-SION OR ANY STATE SECURITIES COMMISSION PASSED UPON
  THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
  THE INITIAL PUBLIC OFFERING OF UNITS IN THE TRUST HAS BEEN COMPLETED. THE UNITS OFFERED HEREBY ARE ISSUED AND OUTSTANDING UNITS WHICH HAVE BEEN ACQUIRED BY THE
  SPONSOR EITHER BY PURCHASE FROM THE TRUSTEE OF UNITS TENDERED FOR REDEMPTION OR IN THE SECONDARY MARKET.
       SPONSOR:
       PaineWebber
              Incorporated
                          Read and retain this prospectus for future reference.
                          Prospectus Part A dated October 23, 1995

  Essential Information Regarding The Trust
       The   Trust.   The   objective   of   the   PaineWebber   Equity  Trust,
  Growth Stock Series 15 (the "Trust") is to provide for capital appreciation through an investment in equity stocks which have, in the Sponsor's opinion, on the Date of Deposit, an above-average potential for capital appreciation (the "Stocks").

       The Trust will seek to achieve its objective of capital apprecia-tion through an investment in a diversified portfolio of Stocks issued by companies that PaineWebber believes are likely to be involved in "restructuring," cost cutting, mergers, acquisitions or other similar takeover activities as strategies to improve earnings and growth
  prospects   during   the   remainder  of  the  1990s.  PaineWebber  uses  the
  term "restructuring" to mean reconfiguring the corporation in order to increase shareholder value, all as further described below under the caption "The Composition of the Portfolio." Taking these factors into account, PaineWebber's Strategy Group, in conjunction with PaineWebber's industry analysts, selected companies included in the Trust Portfolio which they believe are most likely to benefit should  these  companies  take  such  strategic  action  during  the  life of the Trust.
       Summary of Risk Factors. There are certain investment risks inherent in unit trust portfolios which hold equity securities. The securities may appreciate or depreciate in value or pay dividends depending on the full range of economic and market influences affecting corporate profitability, the financial condition of the issuers, the prices of equity securities, the condition of the stock markets in general and the prices of the stocks in particular. In addition, rights of common stock holders are generally inferior to those of holders of debt obligations or preferred stock. The Trusts portfolio has been diversified among the various industry groups involved in restruc-turing and other strategic activities in an attempt to limit the risks inherent in owning a portfolio stock. The stocks may be categorized by industry groups as shown in the table below under the caption "The Composition of the Trust." There is no assurance, however, that such diversification will eliminate an investor's risk of earnings or  market  price  volatility  or  trading  liquidity.  There  can also be no assurance that the Trust portfolio will remain constant during the life of the Trust. Certain events might occur which could lead to the elimination of one or more Stocks from the Portfolio (see: "Admin-istration of the Trust--Portfolio Supervision"), thereby reducing the
  diversity   of   the   Trust's   investments.  Further,  under  certain  cir-
  cumstances,  if  a  tender  offer  is  made  for  any  of  the  Stocks in the
  Trust,  or  in  the  event  of  a  merger  or  reorganization, the Trust will either tender the Stocks or sell them as more fully described under the caption "The Trust".
       The Composition of The Portfolio. In PaineWebbers view, todays equity market is earnings-driven, meaning that leadership in this market is delineated by companies that can deliver solid
  earnings   gains.   PaineWebber   believes  that,  while  at  current  levels
  the  stock  market  may  not  be  overvalued,  it  certainly  is not inexpen-
  sive. Combining this fact with rising interest rates in the United States and rising currencies abroad could well have a significant destimulative  effect  on  growth  prospects  for  the  near  term.  In  such
  an   environment,   PaineWebber   asserts   that   a   key   source  of  real
  earnings power is likely to be found in those companies that successfully undertake what PaineWebbers research professionals refer to as strategic action--restructuring, cost-cutting and/or strate-gic acquisitions.
       Faced with minimal growth prospects, coupled with recent pressure from shareholders seeking to increase the value of their investment, corporate managements have focused on cutting costs, restructuring and mergers as methods to raise corporate profits.
  PaineWebber believes that as the fundamental imperative that is driving corporations to take strategic action--falling inflation (also known as disinflation)--remains in place, very few companies can produce satisfactory earnings growth on a sustained basis simply by relying on their own top-line growth. Those companies that have not yet fully implemented cost-cutting strategies (e.g., closing un-profitable and/or redundant facilities, stabilizing or reducing com-pensation and layoffs) will be likely candidates to so during the life of the Trust. Those companies that have already cut costs to the limit may, in PaineWebbers opinion, turn to increase profitability by acquiring other companies, thereby adding capacity. PaineWebber forecasts that this will be done in several ways, such as by becoming involved in shrewd acquisitions (either as the takeover company or the company being taken over) or by merging with other companies. Managements, of course, are not limited to pursuing only one course of action, and PaineWebber expects that some companies will combine two or three of the above-mentioned strategic actions to maximize earnings and growth potential. For example, cost cutting and restructuring may go together as firms attempt to raise the profitability of divisions before selling them.
  PaineWebber   believes   that   corporations   taking  some  or  all  of  the
  strategic   actions   discussed   below   which   prove  to  be  correct  for
  them   will   lead  the  market,  as  measured  by  the  S&P  500,  over  the next 2-3 years.
       PaineWebber believes that "restructuring" activity will be an important strategy for increasing growth and profitability. Restruc-turing is defined as reconfiguring the corporation in order to increase shareholder value. This may involve the total break-up of the company or simply a more aggressive management of a portfolio of businesses. This occurs for several reasons. In certain
  cases,   the  individual  components  or  business  lines  of  a  corporation are worth more than the corporation as a whole. Splitting such a company into component pieces which are better understood and
  hence   valued,   by   the   market,   may   be  a  major  means  to  achieve
  higher  valuation.  In  other  cases,  eliminating  unprofitable  areas  from a company may be the reason to effectuate a split and help the remaining company pursue a stronger earnings growth program.
  PaineWebber believes such restructuring will continue during the life of the Trust. While some industry sectors have been in a restruc-turing mode for several years, other industries are now just begin-ning to take advantage of this strategic action.
       PaineWebber   observes   that,   with   mergers   and  acquisitions  ac-
  tivity having slowed down sharply over the past six years, there is pent-up demand for such business combinations. In PaineWebbers view, the pace of acquisitions should increase over the next few
  years   for   several   reasons.   First,  many  cash-rich  firms  are  often
  eager to make acquisitions, viewing such activity as a faster and less risky method to add new capacity to their ongoing operations, rather than by building it or growing it from inside, even if the cost of that acquisition is rather expensive. For example, a large regional bank wishing to expand into a new market can choose between spending a number of years and a significant amount of money buying several small community banks, creating an ATM network and advertising aggressively to build a name in that new market (all of which may or may not prove successful) or can enter that market by purchasing a well-known, large bank with a solid fran-chise in that market.
       Second, PaineWebber believes that there are certain industries, such as health care and telecommunications, that are rapidly con-solidating under the pressure of competition and technological change.
       Third, PaineWebber asserts that industry consolidation is part of corporate cost-cutting. Often industry fragmentation leads to redundancy whereas consolidation can lead to economies of scale and increased bargaining power with suppliers. Profitability can sometimes be improved when small firms are integrated into a larger organization. In PaineWebbers view, it makes economic sense to even more aggressively merge similar businesses so that redun-dant facilities (such as sales offices and factories) can be shut down. To realize these savings, it is not necessary for two public companies to merge fully; they can simply sell or spin off weak businesses.
       Fourth, PaineWebber believes that certain acquisitions occur because a solid corporations stock is depressed for temporary cyclical, market or other reasons. The acquiring corporation is often able to purchase the assets of such a company to build a company and market presence in a related area.
       Taking all of these factors into account, PaineWebbers research professionals selected certain stocks in the industries listed below as those which it believes will benefit should they implement one or more strategic actions described above (restructuring, cost-cutting or mergers and acquisitions). These are common stocks issued by companies who may receive income and derive revenues from multiple industry sources but whose primary industry is listed in the table below:
       Primary Industry                         Approximate
          Source and                           Percentage of
        Name of Issuer                       Aggregate Market
                                            Value of the Trust
        Banking and Financial Institutions           12%
        Biotechnology                                10
        Computer Hardware                             8
        Computer Software                            15
        Chemical                                     17
        Energy                                       14
        Multi-Industry                               17
        Telecommunications                            7
       The Sponsor anticipates that, based on the last dividend pay-ments made by the Stocks, the Trust will receive dividends suffi-cient (i) to pay expenses of the Trust (see "Expenses of the Trust"
  herein) and (ii) after such payment, to make distributions of such to Unitholders of record as described below under "Distributions."
       Additional  Deposits.    After  the  initial  deposit  on  the  Date  of
  Deposit   the   Sponsor  may,  from  time  to  time,  cause  the  deposit  of additional Securities in the Trust where additional Units are to be offered to the public, maintaining the original percentage relation-
  ships between the number of shares of Stock deposited on the Date of Deposit, subject to certain adjustments. Costs incurred in acquir-
  ing   such   additional   Stocks   not  listed  on  any  national  securities
  exchange will be borne by the Trust. (See "The Trust" and Risk Factors and Special Considerations).
       Termination. Unless advised to the contrary by the Sponsor, the Trustee will begin to sell the Securities held in the Trust twenty days prior to the Mandatory Termination Date. Moneys held upon such sale or maturity of Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. During the life of the Trust, Securities will not be sold to take advantage of market fluctuations. The Trust will terminate approximately three years after the Date of Deposit regardless of market conditions at the time. (See "Termination of the Trust" and "Federal Income Taxes").
       Public Offering Price. The Public Offering Price per Unit is computed by dividing the Trust Fund Evaluation by the number of
  Units   outstanding   and  then  adding  a  sales  charge  of  3.75%  of  the
  Public Offering Price (3.90% of the net amount invested). The sales charge is reduced on a graduated scale for volume purchasers and is reduced for certain other purchasers. (See "Public Offering of Units--Public Offering Price").
       Distributions.      The   Trustee   will   make   distributions  on  the
  Distribution Dates. (See "Distributions" and "Administration of the Trust--Reinvestment"). Upon termination of the Trust, the Trustee will distribute to each Unitholder of record on such date his pro rata share of the Trust's assets, less expenses. The sale of Securities in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if
  such   sale   were   not   required   at   such  time  due  to  impending  or
  actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.
       Market for Units. The Sponsor, though not obligated to do so, presently intends to maintain a secondary market for Units. The public offering price in the secondary market will be based upon the value of the Securities next determined after receipt of a purchase order plus the applicable sales charge. (See "Public Offering of Units--Public Offering Price" and "Valuation"). If a secondary mar-ket is not maintained, a Unitholder may dispose of his Units only through redemption. With respect to redemption requests in excess of $100,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem units "in kind" by distributing Securi-ties to the redeeming Unitholder. (See "Redemption").
  THE TRUST
       The Trust is one of a series of similar but separate unit investment trusts created under New York law by the Sponsor pursuant to a Trust Indenture and Agreement* (the "Indenture") dated as of the Date of Deposit, between PaineWebber Incorporated, as Sponsor and Investors Bank & Trust Company and The First National Bank of Chicago, N.A., as Co-Trustees (the "Trustee"). The
  objective of the Trust is capital appreciation through an investment in equity stocks having, in Sponsor's opinion on the Date of Deposit, potential for capital appreciation.
       On the Date of Deposit, the Sponsor deposited with the Trustee confirmations of contracts for the purchase of Stocks together with an irrevocable letter or letters of credit of a commercial bank or banks in an amount at least equal to the purchase price. The value of the Stocks was determined on the basis described under "Valu-ation". In exchange for the deposit of the contracts to purchase Securities, the Trustee delivered to the
       *Reference is hereby made to said Trust Indenture and Agree-ment and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
  Sponsor  a  receipt  for  Units  representing  the  entire  ownership  of the
  Trust.
       With the deposit on the Date of Deposit, the Sponsor estab-lished a proportionate relationship between the Securities in the
  Trust (determined by reference to the number of shares of Stock). The Sponsor may, from time to time, cause the deposit of addi-
  tional Securities in the Trust when additional Units are to be offered to the public, maintaining the original percentage relationship be-tween the Securities deposited on the Date of Deposit and replicat-
  ing   any   cash   or   cash   equivalents   held   by   the  Trust  (net  of
  expenses).   The   original   proportionate   relationship   is   subject  to
  adjustment to reflect the occurrence of a stock split or a similar event which affects the capital structure of the issuer of a Stock but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event, to reflect a sale or maturity of Security or to reflect a merger or reorganization. Stock dividends, if any, received by the Trust will be sold by the Trustee and the proceeds therefrom shall be distributed on the next Income Account Distribution Date.
       On the Date of Deposit each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under "Essential Information Regarding the Trust". However, if
  additional Units are issued by the Trust (through the deposit of additional Securities for purposes of the sale of additional Units), the aggregate value of Securities in the Trust will be increased and the fractional undivided interest represented by each Unit in the balance will be decreased. If any Units are redeemed, the aggregate value of Securities in the Trust will be reduced, and the fractional undivided interest represented by each remaining Unit in the bal-
  ance will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust. (See "Termination of the Trust").
  RISK FACTORS AND SPECIAL CONSIDERATIONS
       An   investment   in   Units  of  the  Trust  should  be  made  with  an
  understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive  dividends  only  when  and  if,  and  in  the  amounts,  declared by
  the   issuer's   board   of   directors   and   to   participate  in  amounts
  available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders  of  preferred  stocks  have  the  right  to  receive  dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Divi-
  dends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.
       Common   stocks   do   not   represent  an  obligation  of  the  issuer.
  Therefore they do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity, common stocks do not have a fixed principal amount or a maturity. Additionally, the value of the Stock in the Trust may be expected to fluctuate over the life of the Trust.
       In   addition,   there   are  investment  risks  common  to  all  equity
  issues.   The   Stocks   may  appreciate  or  depreciate  in  value  (or  pay
  dividends) depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the prices of equity securities in general and the Stocks
  in   particular.  Certain  of  the  Stocks  in  the  Trust  may  be  American
  Depositary Receipts, which are subject to additional risks. American Depositary Receipts ("ADRs") evidence American Depositary Shares which, in turn, represent common stock of foreign issuers deposited with a custodian in a depositary. Currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic  share  and  as  a  result,  are  likely  to  affect  the  value  of
  ADRs  and  the  value  of  any  dividends  actually  received  by  the Trust.
  In addition, the rights of holders of ADRs may be different than those of holders of the underlying shares, and the market for ADRs
  may   be  less  liquid  than  that  for  the  underlying  shares.  Therefore, investment in this Trust should be made with an understanding that the value of the ADRs may fluctuate with fluctuations in the values of the particular foreign currency relative to the U.S. dollar. There is no assurance that the Trust's objective will be achieved. (The Stocks may be referred to as "Securities" herein). The value of the
  Securities   and,   therefore,   the  value  of  Units  may  be  expected  to
  fluctuate.
       Investors should note that the creation of additional Units subsequent to the initial Date of Deposit may have an effect upon the value of previously existing Units. To create additional Units the sponsor may deposit cash (or a bank letter of credit in lieu of cash) with instructions to purchase Securities in amounts sufficient to maintain, to the extent practicable, the percentage relationship among the Securities based on the price of the Securities at the
  Valuation  Time  on  the  date  the  cash  is  deposited.  To  the extent the price of a Security increases or decreases between the time cash is deposited with instructions to purchase the Security and the time the cash is used to purchase the Security, Units will represent less or more of that Security and more or less of the other Securities in the Trust. Unitholders will be at risk because of price fluctuations during this period since if the price of shares of a Security increases, Unitholders will have an interest in fewer shares of that Security, and if the price of a Security decreases, Unitholders will have an interest in more shares of that Security, than if the Security
  had   been   purchased   on   the   date   the   cash   was   deposited  with
  instructions to purchase the Security. In order to minimize these effects, the Trust will attempt to purchase Securities as close as possible to the Valuation Time or at prices as close as possible to the prices used to evaluate the Trust at the Valuation Time. Thus price fluctuations during this period will affect the value of every
  Unitholders Units and the income per Unit received by the Trust. In addition, costs incurred in connection with the acquisition of Securi-
  ties not listed on any national securities exchange (due to differen-tials between bid and offer prices for the Securities) will be at the expense of the Trust and will affect the value of every Unitholders Units.
       In  the  event  a  contract  to  purchase  a  Stock  to  be deposited on the Date of Deposit fails, cash held or available under a letter or letters of credit, attributable to such failed contract may be re-invested in another stock or stocks having characteristics suffi-ciently similar to the Stocks originally deposited (in which case the original proportionate relationship shall be adjusted) or, if not so reinvested,  distributed  to  Unitholders  of  record  on  the  last  day  of
  the   month   in  which  the  failure  occurred.  The  distribution  will  be made twenty days following such record date and, in the event of such a distribution, the Sponsor will refund to each Unitholder the portion of the sales charge attributable to such failed contract.
       Because the Trust is organized as a unit investment trust, rather than as a management investment company, the Trustee
  and   the   Sponsor   do   not   have   authority   to   manage  the  Trust's
  assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value, but may dispose of Securities only under limited circumstances. (See the discussion below relating to disposition of Stocks which may be the subject of a tender offer, merger or reorganization and also the discussion under the caption "Administration of the Trust- -Portfolio Supervision").
       Certain of the Stocks have been selected for their capital appreciation potential in light of the Sponsor's opinion on the Date of Deposit that the issuers of such Stocks may be attractive acquisition candidates pursuant to mergers, acquisitions and tender offers. In general, tender offers involve a bid by an issuer or other acquiror to acquire a stock pursuant to the terms of its offer.
  Payment   generally   takes   the   form   of   cash,  securities  (typically
  bonds  or  notes),  or  cash  and  securities.  Pursuant  to  federal  law  a
  tender   offer  must  remain  open  for  at  least  20  days  and  withdrawal rights apply during the entire offering period. Frequently offers are conditioned upon a specified number of shares being tendered and upon the obtaining of financing. There may be other conditions to the tender offer as well. Additionally, an offeror may only be willing to accept a specified number of shares. In the event a greater number  of  shares  is  tendered,  the  offeror  must  take  up  and  pay for a pro rata portion of the shares deposited by each depositor during the period the offer remains open.
       Because   certain   of  the  Stocks  have  been  selected  with  a  view
  to potential acquisitions, the Agreement sets forth criteria to be applied in the event of a tender offer, merger or reorganization.
       In the event a tender offer is made for a Stock, on the third business day prior to the expiration of the best tender offer then in effect, as determined by the Sponsor, the Sponsor will instruct the Trustee, and the Trustee will, tender the Stock; provided, however that the Trustee will sell the Stock on such date if it can realize at least 90% of the value of the price to be paid pursuant to the tender offer (such value to be determined by the Sponsor) except where the best tender offer is an offer for any and all outstanding
  Stock  and  is  not  conditioned  upon  the  offeror's  receipt of financing.
  In the event the Trustee has tendered and, in Sponsor's opinion, a better offer is made prior to the expiration of the prior offer, the
  Trustee  will  use  its  best  efforts  to exercise its withdrawal rights and
  follow   the   procedures   set   forth   in  the  preceding  sentence.  Upon
  consummation   of   the   tender  offer,  in  the  event  any  of  the  Stock
  tendered   is   not   purchased   (which   could   occur  if  such  Stock  is
  excluded due to pro rationing) the Trustee will sell the Stock as soon as practicable. Any securities received pursuant to a con-summated tender offer will be sold by the Trustee as soon as practicable. If a tender offer fails, the Stock will be returned to the Trust. During the initial deposit period for Stocks the Trustee will not tender any Stock.
       In the event an issuer of a Stock announces a proposed merger into another company and certain compensation is to be paid in exchange for the Stock, or in the event the issuer of a Stock announces a sale of substantially all of its assets, the Trustee will sell the Stock if it can realize 90% of the value to be received by shareholders upon completion of the merger or sale (such value to
  be   determined   by  the  Sponsor).  If  the  Trust  holds  the  Stock  upon completion of the merger, any securities received as compensation will be sold by the Trustee as soon as practicable. In the event an issuer of Stock announces that another company will be merged into it, the Stock of such issuer will be retained unless the Sponsor directs  the  Trustee  to  sell  the  Stock  for  reasons set forth under the heading "Portfolio Supervision". In the event of a corporate reorga-nization any securities received by the Trust will be sold as soon as practicable.
       In its investment banking, underwriting or merchant banking activities the Sponsor may acquire material non-public information about  an  issuer  of  Stocks  in  the  Trust.  Use  of  this  information by the Sponsor in connection with the Trust may constitute a violation of the federal securities laws. Therefore, in order to avoid the possible use of this information there may be circumstances where the  Sponsor  is  unable  to  give  advice  to  the  Trust,  including advice on  the  value  of  a  transaction  or  whether  an  offer is the best offer.
  In   such   case   the  Sponsor  shall  immediately  advise  the  Trustee  of its  inability  and,  in  such  event,  (a)  with  respect to a tender offer, the Trustee is required to sell the applicable Stock as close to the opening of the stock exchanges as is practicable on the last business  day  a  tender  offer  is  in  effect  and  (b)  with  respect to a sale of substantially all of an issuer's assets or its merger into another issuer, the Trust will continue to hold the Stocks.
       In   most  circumstances  the  Trust  has  been  structured  to  provide
  for   the   sale   of  Stock  at  90%  of  the  value  to  be  received  upon completion  of  a  tender,  merger  or  acquisition  in  order to provide the
  Trust   a   price  close  to  the  price  which  could  be  received  in  the future  if  certain  conditions  to  such  completion  are  met. The percent-
  age accommodates a discount reflecting the time value of money and the uncertainties of the tender, merger or acquisition taking place.
       The   Trust   is   not   managed   and  has  been  structured  with  the
  foregoing automatic provisions. The foregoing may interfere with the Trust's ability to maximize its objectives and, consequently, a Unitholder's value. In such case, Unitholders shall have no rights against the Trust, the Sponsor, the Trustee or any other party associated with the Trust. The foregoing is not a disclaimer of
  responsibilities   under   Section  36  of  the  Investment  Company  Act  of
  1940.
       There is no guarantee that there will be a tender offer for any of the Stocks, or merger or acquisition of any of the issuers whose stock is contained in the Trust. In addition, it is possible that legislation or regulations affecting merger and acquisition activity in the future may be passed and, if passed, the Sponsor cannot predict the impact upon the Trust. There is also no guarantee that the  price  received  upon  sale  or  pursant  to  an acquisition will be the
  best   price  which  could  be  received  by  the  Trust  at  any  time.  For example, after stock is sold, the value may increase due to general market factors or due to subsequent tender offers. Additionally, the price of a Stock may decline for Stocks not taken up pursuant to tender offer or in the event a merger or acquisition is not com-pleted.
  FEDERAL INCOME TAXES
       In the opinion of Orrick, Herrington & Sutcliffe, counsel for the Sponsor, under existing law:
       1. The Trust is not an association taxable as a corporation for federal income tax purposes. Under the Internal Revenue Code of 1986, as amended (the "Code"), each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholder.
       2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale or exchange) or when the Unitholder sells its Units or redeems its Units for cash. The total tax cost of each to a Unitholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised
  by   each  Security  in  order  to  determine  the  per  Unit  tax  cost  for each Security.
       3. The Trust is not an association taxable as a corporation for New York State income tax purposes. Under New York State law, each Unitholder will be treated as the owner of a pro rata portion of the Trust, and the income of the Trust will be treated as income of the Unitholders.
       The following general discussion of the federal income tax treatment of an investment in Units of the Trust is based on the Code and Treasury regulations promulgated thereunder as in effect on the date of this Prospectus. The federal income tax treatment applicable to a Unitholder may depend upon the Unitholders par-ticular tax circumstances. Future legislative, judicial or administrative changes could modify the statements below and could affect the tax consequences to Unitholders. Accordingly, each Unitholder is ad-vised to consult its own tax advisor concerning the effect of an investment in Units.
       General.   Each  Unitholder  must  report  on  its  federal  income  tax return a pro rata share of the entire income of the Trust, derived from dividends from common stocks, gains or losses upon sales of securities by the Trust and a pro rata share of the expenses of the Trust.
       Distributions with respect to common stock, to the extent they do not exceed current or accumulated earnings and profits of the distributing corporation, will be treated as dividends to the Unithol-
  ders and will be subject to income tax at ordinary rates. Corporate Unitholders may be entitled to the dividends-received deduction discussed below.
       To the extent distributions with respect to a common stock were to exceed the issuing corporations current and accumulated earnings and profits, they would not constitute dividends. Rather, they would be treated as a tax free return of capital and would reduce a Unitholders tax cost for such common stock. After such tax cost has been reduced to zero, any additional distributions in excess of current and accumulated earnings and profits would be taxable  as  gain  from  sale  of  common  stock.  This  reduction  in  basis would increase any gain, or reduce any loss, realized by the Unitholder on any subsequent sale or other disposition of Units.
       A   Unitholder   who   is   an   individual,  estate  or  trust  may  be
  disallowed certain itemized deductions described in Code Section 67, including compensation paid to the Trustee and administrative expenses of the Trust, to the extent these itemized deductions, in the aggregate, do not exceed two percent of the Unitholders
  adjusted   gross   income.   Thus,  a  Unitholders  taxable  income  from  an
  investment in Units will exceed amounts distributed because taxable income would include amounts that are not distributed to Unithol-ders but are used by the Trust to pay expenses.
       Corporate Dividends-Received Deduction. Corporate holders of Units may be eligible for the dividends-received deduction with respect to distributions treated as dividends, subject to the limita-tions provided in Sections 246 and 246A of the Code. The divi-dends-received deduction generally equals 70 percent of the amount of the dividend. As a result, the maximum effective tax rate on
  dividends   received   generally   will   be   reduced  from  35  percent  to
  10.5 percent. A portion of the dividends-received deduction may, however, be subject to the alternative minimum tax. Individuals, partnerships, trusts, S corporations and certain other entities are not eligible for the dividends-received deduction.
       Gain   or   Loss   on   Sale.   If   a  Unitholder  sells  or  otherwise
  disposes of a Unit, the Unitholder generally will recognize gain or loss in an amount equal to the difference between the amount realized on the disposition allocable to the Securities and the Unitholders adjusted tax bases in the Securities. In general, such adjusted tax bases will equal the Unitholders aggregate cost for the Unit. Such gain or loss will be capital gain or loss if the Unit and underlying Securities were held as capital assets. Each Unitholder generally will also recognize taxable gain or loss when all or part of its pro rata portion of a Security is sold or otherwise disposed of for an amount greater or less than its per Unit tax cost therefor.
       Withholding For Citizen or Resident Investors. In the case of any noncorporate Unitholder that is a citizen or resident of the
  United   States,  a  31  percent  "backup"  withholding  tax  will  apply  to certain distributions of the Trust unless the Unitholder properly completes and files under penalties of perjury, IRS Form W-9 (or its equivalent).
       The   foregoing   discussion   is   a   general   summary   and  relates
  only to the federal income tax consequences of an investment in the Trust. Unitholders may also be subject to state and local taxation. Each Unitholder should consult its own tax advisor regard-ing the Federal, state and local tax consequences to it of ownership of Units.
       Investment in the Trust may be suited for purchase by funds and accounts of individual investors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh Plans, and other tax-deferred retirement plans. Unitholders desiring to purchase Units for tax-deferred plans and IRA's should consult their PaineWebber Invest-ment Executive for details on establishing such accounts. Units may also be purchased by persons who already have self-directed accounts established under tax-deferred retirement plans.
  PUBLIC OFFERING OF UNITS
       Public Offering Price. The public offering price per Unit is based on the aggregate market value of the Stocks (determined on the bid side of the market), next determined after the receipt of a purchase order, divided by the number of Units outstanding plus the sales charge set forth below. The public offering price is computed by dividing the Trust Fund Evaluation, next determined after receipt of a purchase order by the number of Units outstand-ing plus the sales charge. (See "Valuation").
       Sales  charges  during  the  initial  public  offering  period  and  for secondary  market  sales  are  set  forth  below.  A  discount  in  the sales charge is available to volume purchasers of Units due to economies of scale in sales effort and sales related expenses relating to volume purchases. The sales charge applicable to volume pur-chasers of Units is reduced on a graduated scale for sales to any person of at least $50,000 or 5,000 Units, applied on whichever basis is more favorable to the purchaser.
         Initial Public Offering Period and Secondary Market Thereafter
                                          Percent of
                                            Public          Percent of
        Aggregate Dollar                   Offering         Net Amount
        Value of Units*                     Price            Invested
        Less than $50,000                    3.75%             3.90%
        $50,000 to 99,999                    3.50              3.63
        $100,000 to 249,999                  3.25              3.36
        $250,000 to 499,999                  2.75              2.83
        $500,000 to 749,999                  2.25              2.30
        $750,000 to 999,999                  2.00              2.04
        $1,000,000 but less than 1,999,999   1.50              1.52
        $2,000,000 or more                   1.00              1.01
       *   The   sales   charge   applicable  to  volume  purchasers  according
  to the table above will be applied either on a dollar or Unit basis, depending upon which basis provides a more favorable purchase price to the purchaser.
       The  volume  discount  sales  charge  shown  above  will  apply  to  all purchases of Units on any one day by the same person in the amounts stated herein, and for this purpose purchases of Units of this  Trust  will  be  aggregated  with  concurrent  purchases  of  any other trust which may be offered by the Sponsor. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.
       Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor intends to permit employees of the Sponsor and its affiliates and certain of their relatives to purchase units of the Trust at a reduced sales charge of $5.00 per 100 Units.
       Exchange Option. Unitholders may elect to exchange any or all of their Units of this series for units of one or more of any series of PaineWebber Municipal Bond Fund (the "PaineWebber Series"); The Municipal Bond Trust (the "National Series"); The Municipal Bond Trust, Multi-State Program (the "Multi-State Series"); The Municipal
  Bond Trust, California Series (the "California Series"); The Cor-porate Bond Trust (the "Corporate Series"); PaineWebber Path-finder's Trust (the "Pathfinder's Trust"); the PaineWebber Federal Government Trust (the "Government Series"); The Municipal Bond Trust, Insured Series (the "Insured Series"); or the PaineWebber
  Equity Trust (the "Equity Series") (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the Units of the
  Exchange Trusts to be acquired based on a reduced sales charge of $15 per Unit, per 100 Units in the case of a trust whose Units cost approximately $10 or per 1,000 units in the case of a trust whose Units cost approximately one dollar. Unitholders of this Trust are not eligible for the Exchange Option into an Equity Trust, Growth
  Stock Series designated as a rollover series for the 30 day period prior to termination of the Trust. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unitholder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange Option. Each Exchange Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable exchange trust carefully prior to exercising this option. Exchange Trusts having as their objective the receipt of tax-exempt interest income would not be suitable for tax-deferred investment plans such as Individual Retirement Ac-counts. A Unitholder who purchased Units of a series and paid a per Unit, per 100 Unit or per 1,000 Unit sales charge that was less than the per Unit, per 100 Unit or per 1,000 Unit sales charge of the series of the Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such
  Unitholder   who   has   not   held   the  Units  to  be  exchanged  for  the
  five-month period will be required to exchange them at the Unit Offering Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange.
       The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange Trust and there are units of
  the   applicable  Exchange  Trust  available  for  sale.  While  the  Sponsor has  indicated  that  it  intends  to  maintain  a  market  for  the Units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for
  Units   will  in  fact  exist  on  any  given  date  at  which  a  Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unithol-
  der. Exchanges will be effected in whole Units only. Any excess proceeds from Unitholders' Units being surrendered will be re-turned. Unitholders will be permitted to advance new money in order to complete an exchange to round up to the next highest number of Units. An exchange of Units pursuant to the Exchange
  Option   generally   will  constitute  a  "taxable  event"  under  the  Code,
  i.e., a Unitholder will recognize a tax gain or loss at the time of exchange. Unitholders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units in particular cases.
       The Sponsor reserves the right to modify, suspend or terminate this Exchange Option at any time with notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.
       To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units to the Sponsor of this series to purchase Units of one or more of the Exchange Trusts
  from   the  Sponsor.  If  Units  of  the  applicable  outstanding  series  of the  Exchange  Trust  are  at  that  time  available  for  sale,  and if such
  Units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.
       The   exchange   transaction   will  operate  in  a  manner  essentially
  identical   to   any  secondary  market  transaction,  i.e.,  Units  will  be repurchased at a price based on the market value of the Securities in the portfolio of the Trust next determined after receipt by the Sponsor of an exchange request and properly endorsed documents. Units of the Exchange Trust will be sold to the Unitholder at a price based upon the next determined market value of the Securities in the Exchange Trust plus the reduced sales charge. Exchange trans-actions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling Unitholder.
       For example, assume that a Unitholder, who has three thousand units of a trust with a current price of $1.30 per unit, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a current price of $890 per Unit based on the bid prices of the underlying securities. In this example, which does not contemplate any rounding up to the next highest number of Units, the proceeds from the Unitholder's Units would aggregate $3,900. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire four Units in the Exchange Trust for a total cost of $3,620 ($3,560 for the Units and $60 for the sales charge). If all 3,000 Units were tendered, the remaining $280 would be returned to the Unitholder.
       Conversion Option. Owners of units of any registered unit investment trust sponsored by others which was initially offered at a maximum applicable sales charge of at least 3.0% (a "Conversion Trust") may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per Unit, per 100 Units in the case of Exchange Trusts having a Unit price of
  approximately   $10,   or   per   1,000   Units   in  the  case  of  Exchange
  Trusts  having  a  Unit  price  of  approximately  $1,  subject  to the terms
  and   conditions   applicable   to   the  Exchange  Option  (except  that  no
  secondary market is required for Conversion Trust units). To ex-ercise this option, the owner should notify his retail broker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem
  the   units  of  the  Conversion  Trust.  Any  dealer  other  than  PaineWeb-
  ber must certify that the purchase of the units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time with notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit, per 100 Units or per 1,000 Units, as applicable than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange Option section herein.
       Distribution   of   Units.      The  minimum  purchase  in  the  initial
  public offering is 100 Units, except that the minimum purchase is 25 Units for purchases made in connection with Individual Retire-ment Accounts or other tax-deferred retirement plans. Only whole Units may be purchased.
       The Sponsor is the sole underwriter of the Units. Sales may, however, be made to dealers who are members of the National
  Association of Securities Dealers, Inc. ("NASD") at prices which include a concession of $.30 per Unit at the highest sales charge, subject to change from time to time. The difference between the sales charge and the dealer concession will be retained by the Sponsor. In the event that the dealer concession is 90% or more of the  sales  charge  per  Unit,  dealers  taking  advantage  of  such  conces-
  sion   may  be  deemed  to  be  underwriters  under  the  Securities  Act  of
  1933.
       The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States, the District of Columbia and the Commonwealth of Puerto Rico.
       Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secondary market for the Units and continuously offer to purchase Units at the Trust Fund Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The Sponsor may cease to maintain such a market  at  any  time,  and  from  time  to  time,  without  notice.  In  the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption". Redemption requests in excess of $100,000 may be redeemed "in kind" as described under "Redemption."
       The Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.
       The   Sponsor   may   redeem   any   Units   it  has  purchased  in  the
  secondary market if it determines for any reason that it is un-desirable to continue to hold these Units in their inventory. Factors which the Sponsor may consider in making this determination will include the number of units of all series of all trusts which it holds in their inventory, the saleability of the Units and their estimate of the time required to sell the Units and general market conditions.
       A   Unitholder   who   wishes   to   dispose   of   his   Units   should
  inquire of his bank or broker as to current market prices in order to determine if over-the-counter prices exist in excess of the redemption price and the repurchase price (see "Redemption").
       Sponsor's Profits. In addition to the applicable sales charge, the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Stocks to the Sponsor and the price at which it deposits the Stocks in the Trust in exchange for Units, which is the value of the Stocks, determined by the
  Trustee   as   described   under  "Valuation".  The  cost  of  Stock  to  the
  Sponsor includes the amount paid by the Sponsor for brokerage commissions. These amounts are not an expense of the Trust.
       Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities and Exchange Act of 1934 and may be of benefit to the Sponsor.
       In selling any Units in the initial public offering after the Date of Deposit, the Sponsor may realize profits or sustain losses resulting from  fluctuations  in  the  net  asset  value  of  outstanding  Units during the period. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.
  REDEMPTION
       Units may be tendered to Investors Bank & Trust Company for redemption at its office in person, or by mail at One Lincoln Plaza, 89 South Street, Boston, MA 02111 upon payment of any transfer or similar tax which must be paid to effect the redemption. At the present time there are no such taxes. No redemption fee will be charged by the Sponsor or Trustee. If the Units are represented by a certificate it must be properly endorsed accompanied by a letter requesting redemption. If held in uncertificated form, a written instrument of redemption must be signed by the Unitholder. Un-itholders must sign exactly as their names appear on the records of
  the   Trustee   with   signatures   guaranteed   by   an  eligible  guarantor
  institution or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates
  of   death,  appointments  as  executor  or  administrator,  or  certificates of corporate authority. Unitholders should contact the Trustee to determine whether additional documents are necessary. Units ten-dered to the Trustee for redemption will be cancelled, if not repurchased by the Sponsor.
       Units will be redeemed at the Redemption Value per Unit next determined after receipt of the redemption request in good order by
  the   Trustee.   The   Redemption   Value   per   Unit   is   determined   by
  dividing the Trust Fund Evaluation by the number of Units outstand-ing. (See "Valuation").
       A redemption request is deemed received on the business day (see "Valuation" for a definition of business day) when such request is received prior to 4:00 p.m. If it is received after 4:00
  p.m.,   it   is  deemed  received  on  the  next  business  day.  During  the
  period   in   which   the   Sponsor   maintains   a   secondary   market  for
  Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on
  the   second   business   day   following   such  presentation  and  Unithol-
  ders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request. Proceeds of a redemption will be paid to the Unitholder no later than the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior thereto).
       With respect to cash redemptions, amounts representing in-come received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient and for remaining amounts, from the Capital Account. The Trustee is empowered, to the extent necessary, to sell Securities to meet redemptions. The Trustee will sell Securities in such manner as is directed by the Sponsor. In the event no such direction is given, Stock will be sold pro rata, to the extent possible, and if not possible Stocks having the greatest amount of capital appreciation will be sold first. (See "Administra-
  tion of the Trust"). However, with respect to redemption requests in excess of $100,000, the Sponsor may determine in its discretion to direct the Trustee to redeem Units "in kind" by distributing Securi-
  ties to the redeeming Unitholder. When Stocks are so distributed, a proportionate amount of each Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The Sponsor may direct the Trustee to redeem Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Securities will be valued for this purpose as set forth under "Valuation". A Unitholder receiving a redemption "in kind" may incur brokerage or other transaction costs in converting the Stock distributed into cash. The availability of redemption "in kind" is subject to compliance with all applicable laws and regulations, including the Securities Act of 1933, as amended.
       To the extent that Securities are redeemed in kind or sold, the size and diversity of the Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the
  amount   paid   by   the   Unitholder   depending   on   the   value  of  the
  Securities  in  the  portfolio  at  the  time  of  redemption.  In  addition,
  because   of   the   minimum   amounts   in  which  Securities  are  required
  to  be  sold,  the  proceeds  of  sale  may  exceed  the  amount  required at the time to redeem Units; these excess proceeds will be distributed to Unitholders on the Distribution Dates.
       The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determined that trading on the New York Stock Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or
  evaluation   of   the  Securities  is  not  reasonably  practicable;  or  for
  such   other   period   as   the   Securities  and  Exchange  Commission  may
  by  order  permit  for  the  protection  of  Unitholders.  The Trustee is not liable  to  any  person  or  in  any  way  for  any  loss  or  damages  which
  may   result   from   any   such   suspension   or   postponement,   or   any
  failure   to   suspend  or  postpone  when  done  in  the  Trustee's  discre-
  tion.
  VALUATION
       The   Trustee   will  calculate  the  Trust's  value  (the  "Trust  Fund
  Evaluation") per Unit at the Valuation Time set forth under "Sum-mary of Essential Information Regarding the Trust" (1) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (2) on the business day on which any Unit is tendered for redemption, (3) on any other day desired by the
  Sponsor or the Trustee and (4) upon termination, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as set forth below and (b) cash on hand in the Trust and dividends receivable on Stock trading ex-dividend (other than any cash held in any reserve account established under the Inden-
  ture) and deducting therefrom the sum of (x) taxes or other governmental charges against the Trust not previously deducted, (y) accrued fees and expenses of the Trustee and the Sponsor (includ-ing legal and auditing expenses) and other Trust expenses. The per Unit Trust Fund Evaluation is calculated by dividing the result of
  such   computation   by   the   number   of   Units  outstanding  as  of  the
  date thereof. Business days do not include New Year's Day, Wash-ington's Birthday, Good Friday, Memorial Day, Independence Day,
  Labor Day, Thanksgiving Day and Christmas Day and other days that the New York Stock Exchange is closed.
       The value of Stocks shall be determined by the Trustee in good faith in the following manner: (1) if the Stocks are listed on one or more national securities exchanges or on the National Market System maintained by the National Association of Securities Dealers Automated Quotations System, such evaluation shall be based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market thereof (deemed to be the New York Stock Exchange if the Stocks are listed thereon) (2) if there is no such appropriate closing sales price on such exchange or system, at the mean between the closing bid and asked prices on such exchange or system (unless the Trustee deems such price inappropriate as a basis for evaluation), (3) if the Stocks are not so listed or, if so listed and the principal market therefor is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price in the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or (4) if there is no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities,  (c)  by  the  Trustee's  appraising  the  value  of the Stock in good  faith  on  the  bid  side  of  the  market  or  (d)  by any combination thereof. The tender of a Stock pursuant to a tender offer will not affect the method of valuing Stock.
  COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION
  VALUE
       On the business day prior to the Date of Deposit, the Public Offering Price per Unit (which figure includes the sales charge)
  exceeded   the   Redemption   Value   (see   "Essential   Information").  The
  prices of the Securities are expected to vary. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.
  EXPENSES OF THE TRUST
       The cost of the preparation and printing of the Indenture and this Prospectus, the initial fees of the Trustee, advertising expenses and  expenses  incurred  in  establishing  the  Trust,  including  legal  and auditing fees, are paid by the Sponsor and not by the Trust. The Sponsor will receive no fee from the Trust for its services as Sponsor.
       The   Sponsor  will  receive  a  fee,  which  is  earned  for  portfolio
  supervisory   services,   and   which   is  based  upon  the  largest  number
  of   Units   outstanding   during  the  calendar  year.  The  Sponsor's  fee,
  which is not to exceed $.0025 per Unit per calendar year, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the
  PaineWebber Equity Trust in any calendar year exceed the ag-gregate cost to it of supplying such services in such year.
       For  its  services  as  Trustee  and  Evaluator,  the  Trustee  will  be
  paid   in   monthly   installments,   annually  $.0170  per  Unit,  based  on
  the largest number of Units outstanding during the previous month. In addition, the regular and recurring expenses of the Trust are estimated  to  be  $.0055  per  Unit  annually  which  include,  but  are not limited  to  certain  mailing,  printing,  and  audit  expenses.  Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture.
       The   Sponsor's   fee   and  Trustee's  fee  may  be  increased  without
  approval of the Unitholders by an amount not exceeding a propor-tionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Depart-ment of Labor or, if the Price Index is no longer published, a similar index as determined by the Trustee and Sponsor.
       In  addition  to  the  above,  the  following  charges  are  or  may  be
  incurred   by   each   Trust  and  paid  from  the  Income  Account,  or,  to
  the extent funds are not available in such Account, from the Capital Account (see "Administration of the Trust--Accounts"): (1) fees for the Trustee for extraordinary services; (2) expenses of the Trustee
  (including legal and auditing expenses) and of counsel; (3) various governmental charges; (4) expenses and costs of any action taken by the Trustee to protect the trusts and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part; (6) brokerage commissions in connection with the sale of Securities; and (7) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the Securities and Exchange Commission, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as the Sponsor is maintaining a secondary market (including, but not limited to, legal, auditing and printing expenses).
       The   accounts   of   the   Trust   shall   be  audited  not  less  than
  annually   by   independent   public   accountants   selected  by  the  Spon-
  sor.  The  expenses  of  the  audit  shall  be  an  expense  of the Trust. So
  long   as  the  Sponsor  maintains  a  secondary  market,  the  Sponsor  will bear any audit expense which exceeds $.0050 per Unit. Unitholders covered by the audit during the year may receive a copy of the audited financials upon request.
       The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust.
  Based   upon   the   last  dividend  paid  prior  to  the  Date  of  Deposit,
  dividends on the Stocks are expected to be sufficient to pay the entire amount of estimated expenses of the Trust. To the extent that dividends paid with respect to the Stocks are not sufficient to meet the expenses of the Trust, the Trustee is authorized to sell Securi-ties to meet the expenses of the Trust. Securities will be selected in the same manner as is set forth under "Redemption".
  RIGHTS OF UNITHOLDERS
       Ownership of Units is evidenced by recordation on the books of the Trustee. In order to avoid additional operating costs and for investor convenience, certificates will not be issued unless a re-quest, in writing with signature guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee, is delivered by the Unitholder to the Sponsor. Issued Certificates are transferable by presentation and surrender to the Trustee at its office in Boston, Massachusetts properly endorsed or accompanied by a written instrument or instruments of transfer. Uncertificated Units are transferable by presentation to the Trustee at its office in Boston of a written instrument of transfer.
       Certificates may be issued in denominations of one Unit or any integral multiple thereof as deemed appropriate by the Trustee. A Unitholder may be required to pay $2.00 per certificate reissued or transferred, and shall be required to pay any governmental charge that may be imposed in connection with each such transfer or interchange. For new certificates issued to replace destroyed, mu-tilated, stolen or lost certificates, the Unitholder must furnish indem-nity satisfactory to the Trustee and must pay such expenses as the
  Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.
  DISTRIBUTIONS
       The Trustee will distribute dividends and interest, if any, from the Income Account on the quarterly Distribution Dates to Unithol-ders of record on the preceding Record Date. Distributions from the
  Capital Account will be made on quarterly Distribution Dates to Unitholders of record on the preceding Record Date. Distributions of less than $.05 per Unit need not be made from the Capital Account on any Distribution Date. See "Essential Information". Whenever
  required for regulatory or tax purposes, the Trustee will make special distributions of any dividends on special Distribution Dates to Unitholders of record on special Record Dates declared by the Trustee.
       Upon termination of the Trust, each Unitholder of record on such date will receive his pro rata share of the amounts realized upon disposition of the Securities plus any other assets of the Trust, less expenses of the Trust. (See "Termination").
  ADMINISTRATION OF THE TRUST
       Accounts. All dividends and interest received on Securities, proceeds from the sale of Securities or other moneys received by the Trustee on behalf of the Trust may be held in trust in non-interest bearing accounts until required to be disbursed.
       The Trustee will credit on its books to an Income Account dividends, if any, and interest income, on Securities in the Trust. All other receipts (i.e., return of principal and gains) are credited on its books to a Capital Account. A record will be kept of qualifying
  dividends   within   the   Income   Account.   The  pro  rata  share  of  the
  Income   Account   and   the   pro   rata   share   of  the  Capital  Account
  represented by each Unit will be computed by the Trustee as set forth under "Valuation".
       The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay expenses incurred by the Trust. (See "Expenses and Charges.") In addition, the Trustee may withdraw from the Income Account and the Capital Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See "Redemption.")
       The Trustee may establish reserves (the "Reserve Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.
       Reports and Records. With any distribution from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.
       Investors   Bank   &   Trust   keeps   records   and   accounts  of  the
  Trust at its office in Boston, including records of the names and addresses of Unitholders, a current list of underlying Securities in the portfolio and a copy of the Indenture. Records pertaining to a Unitholder or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.
       Within  sixty  (60)  days  after  the  end  of  each  calendar year, the
  Trustee   will  furnish  each  person  who  was  a  Unitholder  at  any  time
  during   the   calendar  year  an  annual  report  containing  the  following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for such year in the Income and Capital Accounts and any Reserves;
  (2)  any  Securities  sold  during  the  year  and  the  Securities  held  at the  end  of  such  year;  (3)  the  Trust  Fund  Evaluation  per Unit, based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts distributed to Unitholders during such year.
       Portfolio Supervision. The portfolio of the Trust is not "man-aged" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security:
       (1) upon the failure of the issuer to declare or pay anticipated dividends or interest;
       (2) upon the institution of a materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the
  declaration   or   payment  of  dividends  on  any  such  Securities  or  the
  existence   of  any  other  materially  adverse  legal  question  or  impedi-
  ment affecting such Securities or the declaration or payment of dividends on the same;
       (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the declaration or payment of dividends on such Securities;
       (4) upon the default in the payment of principal or par or stated value of, premium, if any, or income on any other outstand-ing securities of the issuer or the guarantor of such Securities which might materially and adversely, either immediately or contin-gently, affect the declaration or payment of dividends on the Securities;
       (5) upon the decline in price or the occurrence of any materi-ally adverse credit factors, that in the opinion of the Sponsor, make the retention of such Securities not in the best interest of the Unitholder;
       (6) upon a public tender offer being made for a Security, or a merger or acquisition being announced affecting a Security that in the opinion of the Sponsor make the sale or tender of the Security in the best interests of the Unitholders (as further described under "Risk Factors and Special Considerations" herein);
       (7)   upon   a   decrease  in  the  Sponsor's  internal  rating  of  the
  Security; or
       (8) upon the happening of events which, in the opinion of the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.
       Securities may also be sold in the manner described under "The Trust". The Trustee may dispose of Securities where neces-sary to pay Trust expenses or to satisfy redemption requests as directed  by  the  Sponsor,  and  the  proceeds  of  such  sale  may  not  be reinvested.
       Cash received upon the sale of Stock (including sales to meet redemption requests) and dividends received will not be reinvested and will be held in a non-interest bearing account until distribution on the next Distribution Date to Unitholders of record.
  AMENDMENT OF THE INDENTURE
       The Indenture may be amended by the Trustee and the Spon-sor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not adversely affect the interest of the Unitholders.
       The   Indenture   may   be   amended  in  any  respect  by  the  Sponsor
  and the Trustee with the consent of the holders of 51% of the Units then outstanding; provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or (2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.
       The Trustee will promptly notify Unitholders of the substance of any amendment affecting Unitholders' rights or their interest in the Trust.
  TERMINATION OF THE TRUST
       The Indenture provides that the Trust will terminate on the Mandatory Termination Date. If the value of the Trust as shown by any evaluation is less than fifty per cent (50%) of the market value of the Stocks upon completion of the deposit of Stocks, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate such Trust. The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termina-tion Date.
       Unless advised to the contrary by the Sponsor, approximately 20 days prior to the termination of the Trust the Trustee will begin to sell the Securities held in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other gov-
  ernmental charges that may be payable by the Trust, distribute to each Unitholder, after due notice of such termination, such Unithol-der's pro rata share in the Income and Capital Accounts. Moneys held upon the sale of Securities may be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The sale of Securities in the Trust in the period prior to termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.
  SPONSOR
       The Sponsor, PaineWebber Incorporated, is a corporation or-ganized under the laws of the State of Delaware. The Sponsor is a member  firm  of  the  New  York  Stock  Exchange,  Inc.  as  well  as  other major securities and commodities exchanges and is a member of the National Association of Securities Dealers, Inc. The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues. The Sponsor also acts as a dealer in unlisted securities and municipal bonds and in
  addition   to  participating  as  a  member  of  various  selling  groups  or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such com-panies in its capacity as a broker or dealer in securities.
       The Indenture provides that the Sponsor will not be liable to the Trustee, any of the Trusts or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its duties.  The  Sponsor  will  not  be  liable  or  responsible  in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.
       The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.
       If  the  Sponsor  fails  to  undertake  any  of  its  duties  under  the
  Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.
  TRUSTEE
       The   Co-Trustees   are   The   First   National   Bank  of  Chicago,  a
  national banking association with its corporate trust office at One First National Plaza, Suite 0126, Chicago, Illinois 60670-0126 (which is subject to supervision by the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors
  of the Federal Reserve System) and Investors Bank & Trust Com-pany, a Massachusetts trust company with its office at One Lincoln Plaza, 89 South Street, Boston, Massachusetts 02111, toll-free number 800-356-2754 (which is subject to supervision by the Massachusetts Commissioner of Banks, the Federal Deposit Insur-ance Corporation and the Board of Governors of the Federal Re-serve System).
       The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or willful mis-conduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the
  Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its
  acceptance   or   administration  of  the  Trust,  including  the  costs  and expenses (including counsel fees) of defending itself against any claim of liability.
  INDEPENDENT AUDITORS
       The Statement of Financial Condition and Schedule of Invest-ments audited by Ernst & Young LLP, independent auditors, have been included in reliance on their report given on their authority as experts in accounting and auditing.
  LEGAL OPINIONS
       The legality of the Units offered hereby has been passed upon by Orrick, Herrington & Sutcliffe, 666 Fifth Avenue, New York, New York, as counsel for the Sponsor.

                                            ESSENTIAL INFORMATION REGARDING THE TRUST
                                                       As of June 30, 1995
   Sponsor:              PaineWebber Incorporated
   Co-Trustees:          Investors Bank and Trust Company and
                         The First National Bank of Chicago
   Date of Deposit:      July 7, 1994
        Aggregate Market Value of Securities in Trust:                             $4,327,459
        Number of Units:                                                           461,000
        Fractional Undivided Interest in the Trust Represented by
        Each Unit:                                                                 1/461,000th
        Calculation of Public Offering Price Per Unit*
             Aggregate Value of Net Assets in Trust                                $4,331,929
             Divided by 461,000 Units                                              $9.3968
             Plus Sales Charge of 3.75% of Public Offering Price
               (3.90% of net amount invested )                                     $.3661
             Public Offering Price per Unit                                        $9.7629
   Redemption Value Per Unit:                                                      $9.3968
   Excess of Public Offering Price:                                                $.3661
   Sponsors Repurchase Price Per Unit:                                             $9.3968
   Excess of Public Offering on Sponsors Repurchase:                               $.3661
   Evaluation Time:                                                                4 P.M. New York Time
   Distribution Dates**:                                                           January 20, April 20, July 20,
                                                                                   October 20
   Record Dates:                                                                   March 31, June 30, September 30,
                                                                                   December 31
   Mandatory Termination Date:                                                     July 20, 1997
   Discretionary Liquidation Amount:                                               50% of the value of the
                                                                                   Securities upon completion
                                                                                   of the deposit of the Securities
   Estimated Annual Expenses of the Trust***                                       $.0360 per Unit
   *The Public Offering Price will be based upon the value of the Stocks next computed following receipt of the purchase order plus the applicable sales charges. (See Valuation).
   **See "Distributions".
   ***See "Expenses of the Trust". Estimated dividends from the Stocks, based upon last dividends actually paid, are expected by the Sponsor to be sufficient to pay estimated expenses of the Trust.

                                                  REPORT OF INDEPENDENT AUDITORS
   THE UNITHOLDERS, SPONSOR AND CO-TRUSTEES
   THE PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES FIFTEEN:
       We  have  audited  the  accompanying  statement  of  financial  condition  of  The  PaineWebber  Equity  Trust,  Growth
   Stock  Series  Fifteen,  including  the  schedule  of  investments,  as  of  June  30,  1995  and  the related statements of operations  and  changes  in  net  assets  for  the  period  from  July  7,  1994  (date of deposit) to June 30, 1995. These financial  statements  are  the  responsibility  of  the  Co-Trustees.  Our responsibility is to express an opinion on these financial statements based on our audit.
       We  conducted  our  audit  in  accordance  with  generally  accepted  auditing  standards. Those standards require that we  plan  and  perform  the  audit  to  obtain  reasonable  assurance  about  whether  the  financial statements are free of
   material   misstatement.   An   audit   includes   examining,   on  a  test  basis,  evidence  supporting  the  amounts  and disclosures  in  the  financial  statements.  Our  procedures  included  confirmation of the securities owned as of June 30,
   1995,  as  shown  in  the  statement  of  financial  condition  and  schedule  of  investments,  by  correspondence with the
   Co-Trustees.  An  audit  also  includes  assessing  the  accounting  principles  used  and significant estimates made by the
   Co-Trustees,  as  well  as  evaluating  the  overall  financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
       In  our  opinion,  the  financial  statements referred to above present fairly, in all material respects, the financial position  of  The  PaineWebber  Equity  Trust,  Growth  Stock  Series  Fifteen  at  June  30,  1995  and  the results of its operations  and  changes  in  its  net  assets  for  the  period  from  July  7,  1994  to June 30, 1995, in conformity with generally accepted accounting principles.
                                                                                                   ERNST & YOUNG LLP
   New York, New York
   October 17, 1995

                                                  THE PAINEWEBBER EQUITY TRUST,
                                                   GROWTH STOCK SERIES FIFTEEN
                                                 STATEMENT OF FINANCIAL CONDITION
                                                          June 30, 1995
                                                              ASSETS
   Common Stock - at market value (Cost $3,686,870)
     (note 1 to schedule of investments)                                                               $4,327,459
   Dividends receivable                                                                                    14,658
   Cash                                                                                                     5,043
       Total Assets                                                                                    $4,347,160
                                                    LIABILITIES AND NET ASSETS
   Distributions payable                                                                                   $9,939
   Accrued expenses payable                                                                                 5,292
       Total Liabilities                                                                                   15,231
   Net Assets (461,000 units of fractional undivided interest outstanding):
      Cost of 461,000 units (note B)                                                                    3,830,514
      Less sales charge (note C)                                                                        (143,644)
      Net amount applicable to investors                                                                3,686,870
      Net unrealized market appreciation (note D)                                                         640,589
        Net amount applicable to unitholders                                                            4,327,459
       Undistributed investment income-net                                                                  1,751
       Undistributed proceeds from securities sold                                                          2,719
    Net assets                                                                                          4,331,929
       Total liabilities and net assets                                                                $4,347,160
   Net asset value per Unit                                                                               $9.3968
                                         See accompanying notes to financial statements.

                                                  THE PAINEWEBBER EQUITY TRUST,
                                                   GROWTH STOCK SERIES FIFTEEN
                                                     STATEMENT OF OPERATIONS
                                                                             Period from
                                                                             July 7, 1994
                                                                               (date of
                                                                             deposit ) to
                                                                               June 30,
                                                                                 1995
   Operations:
   Dividend income                                                                $78,115
      Total investment income                                                      78,115
   Less expenses:
   Trustee's fees, expenses and evaluator's expense                                17,447
      Total expenses                                                               17,447
   Investment income-net                                                           60,668
   Realized and unrealized gain (loss) on investments-net:
   Net realized gain on securities transactions                                   781,218
   Net change in unrealized market appreciation                                   640,589
   Net realized and unrealized loss on investments                              1,421,807
   Net increase in net assets resulting from operations                        $1,482,475
                                          See accompanying notes to financial statements

                                                  THE PAINEWEBBER EQUITY TRUST,
                                                   GROWTH STOCK SERIES FIFTEEN
                                                STATEMENT OF CHANGES IN NET ASSETS
                                                                             Period from
                                                                             July 7, 1994
                                                                               (date of
                                                                             deposit) to
                                                                               June 30,
                                                                                 1995
   Operations:
   Investment income-net                                                                  $60,668
   Net realized gain on securities transactions                                           781,218
   Net change in unrealized market appreciation                                           640,589
   Net increase in net assets resulting from operations                                   1,482,475
   Less: Distributions to Unitholders (Note E)
   Principal                                                                              1,881,693
   Investment income                                                                      58,443
      Total Distributions                                                                 1,940,136
   Less: Units Redeemed By Unitholders (Note F)
   Value of units redeemed at date of redemption                                          962,218
   Undistributed income at date of redemption                                             474
       Total Redemptions                                                                  962,692
   Decrease in net assets                                                                 (1,420,353)
   Net Assets:
   Begining of Period                                                                     481,250
   Supplemental Deposits                                                                  5,271,032
   End of Period                                                                          $4,331,929
                                          See accompanying notes to financial statements
                                                  NOTES TO FINANCIAL STATEMENTS
                                                          June 30, 1995
       (A)  The  financial  statements  of  the  Trust  are prepared on the accrual basis of accounting. Security transactions are accounted for on the date the securities are purchased or sold.
       (B)  Cost  to  investors represents the initial public offering price as of the date of deposit, and the value of units through supplemental deposits computed on the basis set forth under "Public Offering Price of Units".
       (C)  Sales  charge  in  the  Initial  Public  Offering period was 3.75% (3.90% of the net amount invested). See "Public
   Offering of Units - Sales Charge and Volume Discount", for information relating to the secondary market.
       (D)  At  June  30,  1995,  the  gross  unrealized  market  appreciation  was  $649,430  and the gross unrealized market depreciation was ($8,841). The net unrealized market appreciation was $640,589.
       (E)  Regular  distributions  of  net  income  and  principal  receipts  not  used  for  redemption  of  units  are made quarterly.  Special  distributions  may  be  made  as  the  Sponsor  and  Trustee  deem  necessary to comply with income tax regulations.
       (F) The following units were redeemed with proceeds of securities sold as follows:
                                                                             Period from
                                                                             July 7, 1994
                                                                               (date of
                                                                             deposit) to
                                                                               June 30,
                                                                                 1995
   Total number of units redeemed                                                  99,000
   Redemption amount                                                             $962,692
   The following units were sold through supplemental
   deposits:
   Number of units sold                                                           510,000
   Value of amount, net of sales charge                                        $5,275,633

                                                  THE PAINEWEBBER EQUITY TRUST,
                                                   GROWTH STOCK SERIES FIFTEEN
                                                     SCHEDULE OF INVESTMENTS
                                                       As of June 30, 1995
   COMMON STOCKS (100%)
      Name of Issuer                                     Number of Shares                             Market Value (1)
      Banking and Financial Institutions:
      (12%)
         Bank South Corp.                                    15,554                                        $346,076
         Signet Banking Corp.                                 7,402                                         161,919
      Biotechnology: (10%)
         Amgen, Inc.*                                         1,700                                         136,744
         Biogen, Inc.*                                        2,536                                         112,852
         Chiron Corp.*                                          877                                          57,005
         Genzyme Corp.*                                       2,862                                         114,480
      Computer Software: (8%)
         Borland International, Inc.*                        27,970                                         360,114
      Computer Hardware: (15%)
         Digital Equipment Corp.*                            15,644                                         637,493
      Chemical: (17%)
         Air Products and Chemicals, Inc.                     7,105                                         396,104
         Occidental Petroleum Corp.                          15,416                                         352,641
      Energy: (14%)
         Baker Hughes, Inc.                                  13,517                                         277,098
         Camco International, Inc.                           13,841                                         323,533
      Multi-Industry: (17%)
         Philip Morris Companies, Inc.                        5,639                                         419,401
         Textron, Inc.                                        5,454                                         317,014
      Telecommunications: (7%)
         LIN Broadcasting Corp.*                              2,490                                         314,985
                  TOTAL INVESTMENTS                                                                      $4,327,459
   (1)Valuation of Securities was made by the Co-Trustees as described in "Valuation".
     *Non-income producing.

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                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.2     Opinion of Counsel as to legality of securities
                      being registered.
          EX-27       Financial Data Schedule
          EX-99.C1    Consent of Independent Auditors
                                   FINANCIAL STATEMENTS
          1. Statement of Condition of the Trust as shown in the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements as of December 31, 1994 and March 31, 1995 incorporated by reference to Form 10-k and Form 10-Q (File No. 1-7367) filed on March 31,
                  1995 and May 15, 1995, respectively.

  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, PaineWebber Equity Trust, Growth Stock Series 15 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities
  Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of
  New York, and the State of New York on the 23rd day of October,
  1995.
                       PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES 15
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New
  York, on this 23rd day of October, 1995.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer,
                              Director & Member of the Executive
                              Committee *
  Regina A. Dolan             Senior Vice President, Chief Financial Officer
                              and Director *
  Joseph J. Grano, Jr.        President, Retail Sale & Marketing,
                              Director and Member of the Executive
                              Committee *
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement for File No. 33-19786.
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